Property, Plant and Equipment (Schedule of Property, Plant and Equipment) (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Reconciliation of changes in property, plant and equipment [abstract]
Beginning of period	$ 7,841.6
Impairment	(3,560.0)	$ (1,210.0)
End of period	4,372.0	7,841.6
General and administrative costs capitalized	37.7	40.0
Share-based compensation expense capitalized	5.4	4.3
Gross carrying amount
Reconciliation of changes in property, plant and equipment [abstract]
Beginning of period	23,155.8
End of period	23,704.8	23,155.8
Accumulated depreciation, amortization and impairment
Reconciliation of changes in property, plant and equipment [abstract]
Beginning of period	(15,314.2)
End of period	(19,332.8)	(15,314.2)
Development And Production Assets
Reconciliation of changes in property, plant and equipment [abstract]
Beginning of period	7,787.6	10,373.1
Acquisitions through business combinations, net	0.2	8.7
Additions	504.2	1,075.7
Dispositions, net	(28.0)	(1,230.9)
Transfers from exploration and evaluation assets	198.0	380.6
Reclassified as assets held for sale	0.0	(195.0)
Depreciation	(611.6)	(1,087.4)
Impairment	(3,557.8)	(1,466.4)
Foreign exchange	26.3	(70.8)
End of period	4,318.9	7,787.6
Development And Production Assets | Gross carrying amount
Reconciliation of changes in property, plant and equipment [abstract]
Beginning of period	23,038.6	26,635.3
End of period	23,584.1	23,038.6
Development And Production Assets | Accumulated depreciation, amortization and impairment
Reconciliation of changes in property, plant and equipment [abstract]
Beginning of period	(15,251.0)	(16,262.2)
End of period	(19,265.2)	(15,251.0)
Corporate Assets
Reconciliation of changes in property, plant and equipment [abstract]
Beginning of period	54.0	57.1
Additions	3.5	2.9
Depreciation	(4.4)	(5.9)
Foreign exchange	0.0	(0.1)
End of period	53.1	54.0
Corporate Assets | Gross carrying amount
Reconciliation of changes in property, plant and equipment [abstract]
Beginning of period	117.2	114.6
End of period	120.7	117.2
Corporate Assets | Accumulated depreciation, amortization and impairment
Reconciliation of changes in property, plant and equipment [abstract]
Beginning of period	(63.2)	(57.5)
End of period	(67.6)	(63.2)
Future Development Costs
Reconciliation of changes in property, plant and equipment [abstract]
Beginning of period	5,150.0
End of period	$ 4,180.0	$ 5,150.0